
           As filed with the Securities and Exchange Commission on July 14, 2009

                                            1933 Act Registration No. 333-146507

                                             1940 Act Registration No. 811-08557

                                                             CIK No. 0001048607

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 8

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 108

             Lincoln Life Flexible Premium Variable Life Account M

                           (Exact Name of Registrant)

                            Lincoln AssetEdgeSM VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           (Exact Name of Depositor)

                           1300 South Clinton Street

                           Fort Wayne, Indiana 46802

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire

                  The Lincoln National Life Insurance Company

                           1300 South Clinton Street

                            Ft. Wayne, Indiana 46802

                    (Name and Address of Agent for Service)

                                    Copy To:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on May 1, 2009 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on August 4, 2009 pursuant to paragraph (a)(1) of Rule 485.

/x/ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

    September 11, 2009.

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This Post-effective Amendment No. 8 is being filed pursuant to Rule

485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 7 to Registration Statement

No. 333-146507 filed pursuant to Rule 485(a) under the Securities Act of 1933 on

May 19, 2009. The contents of Post-effective Amendment No. 7 are being incorporated by reference.

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                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant,

Lincoln Life Flexible Premium Variable Life Account M, has duly caused this

Post-Effective Amendment No. 8 to the Registration Statement on Form N-6

(File No. 333-146507; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of

Connecticut on the 14th day of July, 2009.

                    LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT  M

                    (REGISTRANT)

                       /s/ Joshua R. Durand

                    By _________________________________

                       Joshua R. Durand

                       Assistant Vice President

                       The Lincoln National Life Insurance Company

                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                    (DEPOSITOR)

                       /s/ Joshua R. Durand

                    By _________________________________

                       Joshua R. Durand

                       Assistant Vice President

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Pursuant to the requirements of the Securities Act of 1933, this

Post-Effective Amendment No. 8 to the  Registration Statement on Form N-6

(File No. 333-146507; 811-08557; CIK: 0001048607) has been signed below on

July 14, 2009, by the following persons, as officers and directors of the

Depositor, in the capacities indicated:




SIGNATURE                        TITLE

- ---------                        -----


                       *

______________________________    President and Director

Dennis R. Glass

                       *

______________________________    Executive Vice President; Chief Administrative Officer

Charles C. Cornelio

                       *    Executive Vice President; Chief Financial Officer and Director

______________________________

Frederick J. Crawford

                         *

______________________________   Senior Vice President and Director

Mark E. Konen

                         *

______________________________   Senior Vice President, Chief Investment Officer and Director

See Yeng Quek

                         *

______________________________   Vice President and Director

Keith J. Ryan



     /s/ John L. Reizian

* By ________________________________________

     John L. Reizian

     Attorney-in-Fact